UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09631

Cohen & Steers Institutional Realty Shares Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number
	of Shares	Value

COMMON STOCK 97.0%
DIVERSIFIED 5.0%
Vornado Realty Trust	591,135	$64,640,612

HEALTH CARE 1.4%
HCP	137,800	4,570,826
Ventas	331,051	13,705,511
		18,276,337
HOTEL 9.8%
Host Hotels & Resorts	2,430,227	54,534,294
LaSalle Hotel Properties	173,500	7,300,880
Starwood Hotels & Resorts Worldwide	645,700	39,226,275
Strategic Hotels & Resorts	574,500	11,828,955
Sunstone Hotel Investors	537,359	13,777,885
		126,668,289
INDUSTRIAL 6.2%
AMB Property Corp.	239,400	14,318,514
ProLogis	988,089	65,559,705
		79,878,219
OFFICE 21.2%
Alexandria Real Estate Equities	129,051	12,422,449
BioMed Realty Trust	817,500	19,701,750
Boston Properties	745,750	77,483,425
Brookfield Properties Corp.	1,578,775	39,311,497
Douglas Emmett	420,424	10,397,086
Forest City Enterprises	172,200	9,498,552
Kilroy Realty Corp.	380,500	23,069,715
Mack-Cali Realty Corp.	251,459	10,334,965
Maguire Properties	401,900	10,381,077
SL Green Realty Corp.	534,141	62,371,645
		274,972,161

1

	Number
	of Shares	Value

OFFICE/INDUSTRIAL 3.7%
EastGroup Properties	207,700	$9,400,502
Liberty Property Trust	667,400	26,836,154
PS Business Parks	198,544	11,287,226
		47,523,882
RESIDENTIAL 17.9%
APARTMENT 17.2%
Apartment Investment & Management Co.	576,100	25,999,393
AvalonBay Communities	355,506	41,971,038
BRE Properties	629,400	35,202,342
Camden Property Trust	279,200	17,938,600
Equity Residential	1,539,000	65,192,040
Essex Property Trust	89,960	10,576,597
Home Properties	41,000	2,139,380
Post Properties	49,168	1,902,802
UDR	881,400	21,435,648
		222,357,840
MANUFACTURED HOME 0.7%
Equity Lifestyle Properties	170,071	8,809,678
TOTAL RESIDENTIAL		231,167,518

SELF STORAGE 6.3%
Extra Space Storage	367,100	5,649,669
Public Storage	948,028	74,562,402
U-Store-It Trust	133,800	1,766,160
		81,978,231
SHOPPING CENTER 25.0%
COMMUNITY CENTER 9.9%
Developers Diversified Realty Corp.	599,900	33,516,413
Equity One	356,890	9,707,408
Federal Realty Investment Trust	386,733	34,264,544
Inland Real Estate Corp.	160,000	2,478,400
Kimco Realty Corp.	105,200	4,756,092
Regency Centers Corp.	281,728	21,622,624

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		Number
		of Shares	Value

Weingarten Realty Investors		523,500	$21,704,310
			128,049,791
REGIONAL MALL 15.1%
General Growth Properties		852,120	45,690,675
Macerich Co.		592,490	51,890,274
Simon Property Group		849,687	84,968,700
Taubman Centers		228,112	12,489,132
			195,038,781
TOTAL SHOPPING CENTER			323,088,572

SPECIALTY 0.5%
Plum Creek Timber Co.		147,100	6,584,196

TOTAL COMMON STOCK (Identified cost—$884,262,516)			1,254,778,017

		Principal
		Amount

COMMERCIAL PAPER 3.9%
San Paolo U.S. Finance Co., 4.15%, due 10/1/07 (Identified cost—$49,900,000)		$49,900,000	49,900,000

TOTAL INVESTMENTS (Identified cost—$934,162,516)	100.9%		1,304,678,017

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.9)%		(11,863,033)

NET ASSETS (Equivalent to $52.96 per share based on 24,412,179 shares of capital stock outstanding)	100.0%		$1,292,814,984

Note: Percentages indicated are based on the net assets of the fund.

3

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 2. Income Tax Information

As of September 30, 2007, the federal tax cost and net unrealized appreciation were as follows:

Cost for federal income tax purposes	$934,162,516

Gross unrealized appreciation	$385,442,029
Gross unrealized depreciation	(14,926,528)
Net unrealized appreciation	$370,515,501

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL REALTY SHARES FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: November 29, 2007